CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 950,997	$ 1,552,060	$ 54,390
Debt issuance costs			14,000
Deferred offering costs			25,000
Prepaid expenses	5,918		9,174
Total current assets	956,915	$ 1,552,060	102,564
Other Assets
Trademarks	5,401	5,401	5,401
Total Other Assets		5,401	5,401
Total assets	962,316	1,557,461	107,965
Current liabilities:
Accounts payable	334,337	106,169	172,489
Accrued expenses	$ 26,520	60,317	3,553
Accrued interest		25,833	142,824
Promissory notes		$ 600,000	600,000
Subordinated convertible promissory note			$ 350,000
Derivative warrant liability	$ 1,716,847	$ 1,450,943
Due to related party	65,084	56,134	$ 55,853
Total current liabilities	$ 2,142,788	$ 2,299,396	1,324,719
Convertible promissory notes			1,685,000
Total liabilities		$ 2,299,396	$ 3,009,719
Commitments and contingencies
Stockholders' equity:
Preferred stock - $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.001 par value; 90,000,000 shares authorized; 333,226,211, 30,025,286 and 17,757,333 shares issued and outstanding at June 30, 2015, September 30, 2014 and December 31, 2013, respectively	$ 33,226	$ 30,025	$ 17,757
Additional paid-in capital	6,918,531	5,366,321	2,481,043
Accumulated deficit	(8,132,229)	(6,138,281)	(5,400,554)
Total Stockholders' Deficit	1,180,472	741,935	(2,901,754)
Total Liabilities and Stockholders' Deficit	$ 962,316	$ 1,557,461	$ 107,965